FORM N-SAR-U
                        ANNUAL REPORT
                 FOR UNIT INVESTMENT TRUSTS

Report for six month period ending:                            /  /       (a)

or fiscal year ending:                                      12/31/97      (b)

Is this a transition report?:(Y/N)                             N
                                                            -------
Is this an amendment to a previous filing? (Y/N)               N
                                                            -------
Those items or sub-items with a box "[/] " after the item number should be completed only if the answer has changed from the previous filing on this form.


1.    A.    Registrant Name:         First Investors Life Variable Annuity Fund C

      B.    File Number:             811-6130

      C.    Telephone Number:
                                     (212) 858-8200

2.    A.    Street:                  95 Wall Street

      B.    City:  New York          C.  State: New York      D.  Zip Code: 10005       Zip Ext:

      E.    Foreign Country:                                                            Foreign Postal Code:

3.          Is this the first filing on this form by Registrant? (Y/N)                      N
                                                                                   ---------------

4.          Is this the last filing on this form by Registrant? (Y/N)                       N
                                                                                   ---------------

5.          Is Registrant a small business investment company (SBIC)? (Y/N)
            [If answer is "Y" (Yes), complete only items 89 through 110.]                   N
                                                                                   ---------------

6.          Is  Registrant  a unit  investment  trust (UIT)?
            (Y/N) Y [If answer is "Y" (Yes),  complete  only                                Y
            items 111 through 132.]                                                ---------------

7.    A.    Is Registrant a series or multiple  portfolio
            company?  (Y/N) [If  answer  is "N" (No),  go to
            item 8.]                                                               ---------------

      B.    How many separate series or portfolios did Registrant have at the
            end of the period?                                                     ---------------






                                                  ---------------------------
                                                  If filing more than one
            For period ending     12/31/97        Page 50, "X" box: [_]
                                                  ---------------------------

            File number  811-     6130


123.      [/]    State the total value of the additional units considered in answering item
           -     122 ($000's omitted)                                                           $    93,242
                                                                                                 ----------


124.      [/]    State the total  value of units of prior - series that were placed in the portfolios of subsequent  series during the current  period (the value of these  units  is to be  measured  on the date  they  were  placed  in the
                 subsequent series) ($000's omitted)                                            $
                                                                                                 ----------
125.      [/]    State the total dollar amount of sales loads collected (before reallowances
           -     to other brokers or dealers) by Registrant's principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale of units of all series of
                 Registrant ($000's omitted)                                                    $     4,686
                                                                                                 ----------


126.             Of the amount shown in item 125,  state the total dollar  amount of sales loads collected from secondary  market  operations in Registrant's  units
                 (include  the sales loads,  if any,  collected on units of a prior series
                 placed in the portfolio of a subsequent series.) ($000's omitted)              $
                                                                                                 ----------

127.             List  opposite  the  appropriate  description  below the number of series whose portfolios are invested  primarily (based upon a percentage of NAV)
                 in each type of security  shown,  the  aggregate  total  assets at market value as of a date at or near the end of the current  period of each such group of series  and the  total  income  distributions  made by each such group of series during the current  period  (excluding  distributions  of realized gains, if any):



                                                                     Number of         Total Assets        Total Income
                                                                      Series             ($000's          Distributions
                                                                     INVESTING           OMITTED         (000'S OMITTED)

A.       U.S. Treasury direct issue                                                      $                 $
                                                                 -----------------         -------          -------

B.       U.S. Government agency                                                          $                 $
                                                                 -----------------         -------          -------

C.       State and municipal tax-free                                                    $                 $
                                                                 -----------------         -------          -------

D.       Public utility debt                                                             $                 $
                                                                 -----------------         -------          -------


E.       Brokers or dealers debt or debt of brokers' or
         dealers' parent                                                                 $                 $
                                                                 -----------------         -------          -------


F.       All other corporate intermed. & long-term
         debt                                                                            $                 $
                                                                 -----------------         -------          -------



G.       All other corporate short-term debt                                             $                 $
                                                                 -----------------         -------          -------


H.       Equity securities of brokers or dealers or parents of
         brokers or dealers                                                              $                 $
                                                                 -----------------         -------          -------


I.       Investment company equity securities                              1             $ 416,529         $ 20,196
                                                                 -----------------        --------          -------

J.       All other equity securities                                                     $                 $
                                                                 -----------------        --------          -------


K.       Other securities                                                                $                 $
                                                                 -----------------         -------          -------


L.       Total assets of all series of registrants                                       $ 416,529         $
                                                                 -----------------         --------         -------

                                                                                                ---------------------------
                                                                                                If filing more than one
            For period ending     12/31/97                                                      Page 50, "X" box: [  ]
                                                                                                ---------------------------

            File number  811-     6130



128.             [/] Is the timely  payment of principal and
                 interest on any of the portfolio securities
                 held by any of  Registrant's  series at the
                 end  of  the  current   period  insured  or
                 guaranteed  by an  entity  other  than  the                               ------------
                 issuer?  (Y/N)                                                            Y/N


129.             [/] Is the issuer of any instrument covered
                 in item 128  delinquent or in default as to
                 payment of principal or interest at the end
                 of the current period?  (Y/N)                                             ------------
                                                                                           Y/N

                 [If answer is "N" (No), go to item 131.]

130.      [/]    In computations of NAV or offering price per
                 unit,  is any part of the value  attributed
                 to  instruments   identified  in  item  129
                 derived from insurance or guarantees? (Y/N)
                 Y/N  [If  answer  is "N"  (No),  go to item
                 131.]                                                                     ------------
                                                                                           Y/N

131.     Total expenses incurred by all series of Registrant
         during  the  current   reporting   period   ($000's
         omitted)                                                                         $  1,313
                                                                                           ------------

132.     [/]     List the "811" (Investment  Company Act
                 of 1940) registration number for all Series
                 of  Registrant  that are being  included in
                 this filing

811-                      811-                     811-                    811-                     811-
     --------------            -------------            -------------           -------------            ------------

811-                      811-                     811-                    811-                     811-
     --------------            -------------            -------------           -------------            ------------

811-                      811-                     811-                    811-                     811-
     --------------            -------------            -------------           -------------            ------------


         This report is signed on behalf of the depositor in the City and State of New York on the 24th day of February, 1998.


                                    FIRST INVESTORS LIFE INSURANCE COMPANY
                                    Depositor




Witness           /S/Ada M. Suchow                 By /S/Richard H. Gaebler
                  ----------------------              ------------------------
                  Ada M. Suchow                          Richard H. Gaebler
                  Vice President and                     President
                  Assistant Secretary